S-K 1602(c) Dilution	May 21, 2026 USD ($) $ / shares shares
Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.79
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.3
No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.78
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.31
Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 126,883,758
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,719,547
With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 145,946,858
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,504,792
Redemption at 25 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.97
Redemption at 25 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.11
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.98
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 95,321,258
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,594,547
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 109,649,983
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,911,042
Redemption at 50 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.97
Redemption at 50 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.11
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.98
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 63,758,758
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,469,547
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 73,353,108
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,317,292
Redemption at 75 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.63
Redemption at 75 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.45
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.64
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 32,196,258
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,344,547
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 37,056,233
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,723,542
Redemption at 100 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.11
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	8.98
Redemption at 100 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	9.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.1
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.99
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 633,758
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,219,547
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value (in Dollars) | $	$ (342,758)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 759,358
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,129,792
Private Placement Units [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.85
Private Placement Units [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.86
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.18
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.19
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.18
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.19
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.52
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.18
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 127,050,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,987,500
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,050,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,987,500
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,050,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,987,500
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,050,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,987,500
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	127,050,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	145,987,500
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	302,116
Overallotment Liability [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,600)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,600)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,600)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,600)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,600)
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(31,562,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(36,296,875)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(63,125,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(72,593,750)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(94,687,500)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(108,890,625)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(126,250,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (145,187,500)
Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5.066667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,066,667
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(660,870)
Common Stock Included in the Units Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Common Stock Included in the Units Offered [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,375,000
Shares underlying the Public Share Rights [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying the Public Share Rights [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying the Public Share Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying the Public Share Rights [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying the Public Share Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying the Public Share Rights [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying the Public Share Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Shares underlying the Public Share Rights [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Shares underlying the Public Share Rights [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,437,500
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	1,250,000
Common Stock Included in the Private Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	512,500
Common Stock Included in the Private Placement Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	568,750
Common Stock Included in the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	512,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	568,750
Common Stock Included in the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	512,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	568,750
Common Stock Included in the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	512,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	568,750
Common Stock Included in the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	512,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	568,750
Shares Underlying Private Placement Rights [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	51,250
Shares Underlying Private Placement Rights [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	56,875
Shares Underlying Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	51,250
Shares Underlying Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	56,875
Shares Underlying Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	51,250
Shares Underlying Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	56,875
Shares Underlying Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	51,250
Shares Underlying Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	56,875
Shares Underlying Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	51,250
Shares Underlying Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	56,875
Less Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Less Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,125,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,593,750)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(6,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(7,187,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(9,375,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(10,781,250)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(12,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(14,375,000)